Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other Current Liabilities

Other current liabilities consisted of the following:

	At December 31,
	2020	2019
	(in thousands)
Third-party claims administration liability	$2,591	$2,182
Tax refund due to pre-merger unitholder	862	—
Current operating lease liability	364	—
Other	188	184

Total other current liabilities	$4,005	$2,366